Property and Equipment (Tables)	12 Months Ended
Oct. 31, 2022
Property And Equipment
Property and equipment

	Computer and Office Equipment	Production Equipment and Other	Construction in Progress	Leasehold Improvements	Right-of-use Assets	Total
COST	$	$	$	$	$	$
Balance - October 31, 2020	15,166	356,522	45,075	2,001,807	651,011	3,069,581
Additions	-	22,939	-	2,255,594	2,040,029	4,318,562
Cost basis of assets acquired	1,117	146,756	-	677,339	680,482	1,505,694
Transfers	-	-	(45,075)	45,075	-	-
Disposals	-	(15,050)	-	(1,727)	(43,490)	(60,267)
Balance - October 31, 2021	16,283	511,167	-	4,978,088	3,328,032	8,833,570
Additions	-	34,690	-	2,935,755	1,030,429	4,000,874
Disposals	-	(2,825)	-	(10,375)	-	(13,200)
Balance – October 31, 2022	16,283	543,032	-	7,903,468	4,358,461	12,821,244
ACCUMULATED AMORTIZATION
Balance - October 31, 2020	15,166	73,517	-	1,449,248	379,851	1,917,782
Accumulated amortization of assets acquired	138	52,368	-	40,955	100,316	193,777
Amortization for the period	979	77,766	-	527,524	406,773	1,013,042
Disposals	-	(7,548)	-	(698)	(25,369)	(33,615)
Balance - October 31, 2021	16,283	196,103	-	2,017,029	861,571	3,090,986
Amortization for the period	-	114,197	-	706,567	1,181,543	2,002,307
Disposals	-	(895)	-	(6,055)	-	(6,950)
Balance – October 31, 2022	16,283	309,405	-	2,717,541	2,043,114	5,086,343
NET BOOK VALUE
Balance - October 31, 2021	-	315,064	-	2,961,059	2,466,461	5,742,584
Balance – October 31, 2022	-	233,627	-	5,185,927	2,315,347	7,734,901